Note 17 - Interest Rate Risk and Liquidity Risk - Interest Rate Risk Gaps (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Cash	$ 88,581	$ 271,523	$ 257,644
Securities	141,564	0
Loans	2,992,678	2,103,050
Other	43,175	40,513
Total assets	3,265,998	2,415,086
Deposits	2,657,540	1,853,204
Subordinated notes	104,951	95,272
Other	152,832	134,504
Equity	350,675	332,106
Total liabilities and equity	3,265,998	2,415,086
Gap	0	0
Cumulative	0	0
Interest rate risk [member]
Statement Line Items [Line Items]
Cash	0
Securities	0
Loans	12,798
Other	43,175
Total assets	55,973
Deposits	26,901
Subordinated notes	0
Other	18,716
Equity	337,028
Total liabilities and equity	382,645
Gap	(326,672)	(299,988)
Cumulative	0	0
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits	507,879
Floating interest rate [member] | Interest rate risk [member]
Statement Line Items [Line Items]
Cash	88,581
Securities	0
Loans	670,350
Other	0
Total assets	758,931
Deposits	507,879
Subordinated notes	0
Other	134,116
Equity	0
Total liabilities and equity	641,995
Gap	116,936	316,829
Cumulative	$ 116,936	316,829
Floating interest rate [member] | Interest rate risk [member] | Cash [member]
Statement Line Items [Line Items]
Effective rate	2.60%
Floating interest rate [member] | Interest rate risk [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	8.29%
Floating interest rate [member] | Interest rate risk [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	2.81%
Floating interest rate [member] | Interest rate risk [member] | Other liabilities [member]
Statement Line Items [Line Items]
Effective rate	3.17%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits	$ 275,220
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits	904,664
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits	529,806
Fixed interest rate [member] | Later than five years [member]
Statement Line Items [Line Items]
Deposits	331
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member]
Statement Line Items [Line Items]
Cash	0
Securities	121,871
Loans	106,262
Other	0
Total assets	228,133
Deposits	275,220
Subordinated notes	0
Other	0
Equity	0
Total liabilities and equity	275,220
Gap	(47,087)	(209,462)
Cumulative	$ 69,849	107,367
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Securities [member]
Statement Line Items [Line Items]
Effective rate	3.06%
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	4.57%
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	2.01%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	19,693
Loans	501,818
Other	0
Total assets	521,511
Deposits	904,664
Subordinated notes	0
Other	0
Equity	0
Total liabilities and equity	904,664
Gap	(383,153)	(152,523)
Cumulative	$ (313,304)	(45,156)
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Securities [member]
Statement Line Items [Line Items]
Effective rate	2.81%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.42%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	2.99%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Loans	238,460
Other	0
Total assets	238,460
Deposits	529,806
Subordinated notes	0
Other	0
Equity	0
Total liabilities and equity	529,806
Gap	(291,346)	(40,897)
Cumulative	$ (604,650)	(86,053)
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	4.93%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	2.90%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Loans	1,050,292
Other	0
Total assets	1,050,292
Deposits	412,739
Subordinated notes	0
Other	$ 0
Effective rate	6.77%
Equity	$ 13,647
Total liabilities and equity	426,386
Gap	623,906	327,480
Cumulative	$ 19,256	241,427
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	4.95%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	2.57%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Loans	412,698
Other	0
Total assets	412,698
Deposits	331
Subordinated notes	104,951
Other	0
Equity	0
Total liabilities and equity	105,282
Gap	307,416	58,561
Cumulative	$ 326,672	$ 299,988
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.58%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	5.07%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Effective rate	5.62%